Share-based payment (Schedule of Share-based Payment) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	2,022,940
Number of share options granted in share-based payment arrangement	1,003,070
Number of share options forfeited in share-based payment arrangement	(38,127)
Number of share options exercised in share-based payment arrangement	(2,048,208)
Number of share options outstanding in share-based payment arrangement	939,675	2,022,940
Expense from share-based payment transactions with employees | $	$ 8,444	$ 2,717	$ 5,446
Shares granted to Non-Executive Director [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	60,204
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	(60,204)
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 665	$ 500	450
VCP 2019 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	156,497
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	156,497	156,497
Expense from share-based payment transactions with employees | $	$ 800	$ 800	600
Executive Directors' Bonus [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	499,614
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	(499,614)
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 0	$ 0	0
VCP 2016 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	378,053
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	378,053	378,053
Expense from share-based payment transactions with employees | $	$ 5,705	$ 951	0
Stock awards for service contracts [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	1,488,390
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	(1,488,390)
Number of share options outstanding in share-based payment arrangement	0	1,488,390
Expense from share-based payment transactions with employees | $	$ 0	$ 0	1,868
Year Of Issuance 2018 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	443,252
Number of share options forfeited in share-based payment arrangement	(38,127)
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	405,125	0
Expense from share-based payment transactions with employees | $	$ 1,274	$ 0	0
Year of issuance 2016 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 0	$ 416	1,662
Year of issuance 2014 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 0	$ 50	866
Issuance [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	443,252
Number of share options forfeited in share-based payment arrangement	(38,127)
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	405,125	0
Expense from share-based payment transactions with employees | $	$ 1,274	$ 466	$ 2,528